Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

Note 9 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 9 — Subsequent Events

Proposed Business Combination and Related Transactions

On March 4, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”), by and among the Company, 1291924 B.C. Unlimited Liability Company, an unlimited liability company existing under the laws of British Columbia, Canada (“NewCo Sub”), and DeepGreen Metals Inc., a company existing under the laws of British Columbia, Canada (the “Company” or “DeepGreen”).

Pursuant to the Business Combination Agreement, the Company will migrate to and be continued as a company in British Columbia, Canada (the “SOAC Continuance”). Following the SOAC Continuance, pursuant to a plan of arrangement (the “Plan of Arrangement”) under the Business Corporations Act (British Columbia), (i) the Company will acquire all of the issued and outstanding shares in the capital of DeepGreen (the “DeepGreen Shares”) from DeepGreen shareholders in exchange for the Company’s common shares (as defined below) and Company Earnout Shares (as defined below) (the “Share Exchange”), (ii) DeepGreen will become a wholly-owned subsidiary of the Company, and (iii) DeepGreen and NewCo Sub will amalgamate to continue as one unlimited liability company, in each case, on the terms and subject to the conditions set forth in the Business Combination Agreement and the Plan of Arrangement and in accordance with the provisions of applicable law.

Each option to purchase common shares in the capital of the Company (the “DeepGreen Options”) will become an option to purchase SOAC Common Shares and Company Earnout Shares on the same terms and conditions (including applicable vesting, expiration and forfeiture provisions) that applied to the corresponding DeepGreen Options immediately prior to closing of the Business Combination.

The Proposed Business Combination is expected to close in the second quarter of 2021, following the receipt of the required approval by the Company’s shareholders and the fulfillment of other conditions.

The shareholders and the optionholders of DeepGreen will be entitled to receive, in exchange for their DeepGreen Shares or DeepGreen Options, as applicable, an aggregate of (i) will receive shares in the capital of the Company or comparable equity awards that are settled or are exercisable for shares in the capital of the Company, as applicable, based on an implied DeepGreen equity value of $2.25 billion after giving effect to the SOAC Continuance (the “SOAC Common Shares”), (ii) 5,000,000 Class A Special Shares, (iii) 10,000,000 Class B Special Shares, (iv) 10,000,000 Class C Special Shares, (v) 20,000,000 Class D Special Shares, (vi) 20,000,000 Class E Special Shares, (vii) 20,000,000 Class F Special Shares, (viii) 25,000,000 Class G Special Shares and (ix) 25,000,000 Class H Special Shares, in each case, in the capital of SOAC (collectively, the “Company Earnout Shares”), or, as applicable, options to purchase such SOAC Common Shares and Company Earnout Shares.

Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain institutional and accredited investors, pursuant to which such investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, substantially concurrently with the Closing (as defined in the Business Combination Agreement), an aggregate of 33,030,000 shares of SOAC Common Shares for $10.00 per share, for aggregate gross proceeds of $330,300,000 (the “PIPE Financing”). The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that the Company will grant the investors in the PIPE Financing certain customary registration rights. The PIPE Financing is contingent upon, among other things, the substantially concurrent closing of the Business Combination.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements which have not previously been disclosed within the financial statements.

DeepGreen Metals Inc. [Member]
Subsequent Events [Line Items]
Subsequent Events

12.    Subsequent Events

In preparing the consolidated financial statements for the period ended June 30, 2021, the Company has evaluated subsequent events for recognition and disclosure through September 9, 2021, the date that these unaudited consolidated financial statements and accompanying notes were available for issuance.

On September 9, 2021, the Company completed the Business Combination with SOAC. The Business Combination was approved by SOAC’s shareholders at its extraordinary general meeting held on September 3, 2021. The transaction resulted in the combined company being renamed “TMC the metals company Inc.” and the combined company’s common shares and warrants to purchase common shares commenced trading on the NASDAQ on September 10, 2021 under the symbols “TMC” and “TMCWW,” respectively. As a result of the Business Combination, the Company received gross proceeds of approximately $137.5 million. Additional discussion about the Business Combination is provided in Item 2.01 of this Current Report on Form 8-K.

The Business Combination will be accounted for as a reverse recapitalization. The Company will be deemed the accounting predecessor and the combined entity will be the successor SEC registrant. As such, the Company’s financial statements for previous periods will be disclosed in the registrant’s future periodic reports filed with the SEC. Under this method of accounting, SOAC will be treated as the acquired company for financial statement reporting purposes.

16. Subsequent Events

In preparing the consolidated financial statements for the year ended December 31, 2020, the Company has evaluated subsequent events for recognition and disclosure through March 26, 2021, the date that these consolidated financial statements and accompanying notes were available for issuance.

1.      On January 27, 2021, the Company signed a Letter of Intent (“LOI”) with Sustainable Opportunities Acquisition Corporation (“SOAC”), a NYSE listed Special Purpose Acquisition Corporation (“SPAC”), for a proposed business combination (“Business Combination”) in which SOAC would merge with DeepGreen pursuant to a proposed combination and relisting on NASDAQ. The new entity will be renamed The Metals Company in connection with the merger.

The Parties to the LOI have granted mutual exclusivity of 30 days to complete transaction due diligence and commence marketing to potential PIPE investors in connection with the transaction. SOAC currently holds approximately $300 million in treasury and the parties expect to raise an additional $330 million in PIPE funds. The proposed structure contemplates that on completion, DeepGreen shareholders would hold approximately 77% of The Metals Company, PIPE Investors approximately11% and SOAC investors approximately 10% and SOAC Sponsors approximately 2%. Certain DeepGreen Shareholders would be subject to a customary lock up arrangement for a period of up to 12 months or once certain trading conditions of The Metals Company have been met.

In addition to the share-based consideration in SOAC, each DeepGreen shareholder would receive incentive shares (the “Incentive Shares”). These Incentive Shares would vest and be issued to each DeepGreen Shareholder when The Metals Company’s share price trades above certain thresholds as follows:

Share price ($)	15	25	35	50	75	100	150	200
Incentive Shares (mil)	5	10	10	20	20	20	25	25

Similarly, in connection with the transaction, the SOAC sponsors will also be entitled to additional 0.5 million Incentive Shares when the share price of The Metals Company trades at $50.00.

In connection with the proposal, SOAC, a Cayman entity, proposes to redomicile to Canada. Accordingly, DeepGreen would amalgamate and remain a Canadian entity, being listed in the United States on the NASDAQ.

The Company and SOAC finalized the Business Combination agreement on March 4, 2021. The parties are currently evaluating the accounting impact of the transaction.

2.      The Company made a payment of $1,250,000 on January 26, 2021, and $440,000 on February 26, 2021 to Deep Sea in connection with the deferred consideration related to TOML Acquisition (Note 3). The Company has committed to making the remaining payment of $1,750,000 by June 30, 2021.

3.      On January 29, 2021, 1,800,000 incentive stock options, with exercise price of $0.75 per share, were exercised by the Company’s directors and officers for total proceeds of $1,350,000.

4.      On February 17, 2021, the Company granted a total of 490,666 incentive stock options to certain directors and non-employees. These options have an exercise price of between $0.25 per share and $0.75 per share, vested immediately upon grant, and expire between February 17, 2026 and February 26, 2026.

5.      On February 26, 2021, the Company granted a total of 40,400 incentive stock options to a consultant. These options have an exercise price between $0.25 per share, vested immediately upon grant, and expire on February 26, 2026.

6.      During February 2021, the Company raised a total of $26 million through convertible debentures financing. The convertible debentures bear interest at the rate of 7.0% per annum, compounded annually, with maturity date that is 24 months from the date of the financing. The debentures can be converted into shares of the Company at anytime at the conversion price of $10 per share. Unless any interest is converted prior to the maturity date, all accrued and unpaid interest shall be payable at the maturity date in common shares of the Company at a conversion price of $10 per share.

In the event that the Company completes a SPAC transaction or a change of control transaction at any time prior to the maturity date, the debenture value will be automatically converted into the common shares at the conversion price immediately prior to the SPAC or change of control transaction. If the debentures, or any portion thereof, is not converted by the holder upon the earlier of the maturity date or the completion of the SPAC of change of control transaction, the outstanding debenture value will automatically convert into the common shares of the Company at the conversion price of $10 per share.

On February 18, 2021, debentures totalling $500,000 were converted to 50,000 common shares of the Company.

7.      On March 1, 2021, the Company issued 3,666,267 Common Shares to Maersk to settle the invoiced amount of $4,582,834 with respect to the use of the marine vessel. Of the total invoice amount, $4,471,595 pertained to the marine cruises undertaken during the year ended December 31, 2020.

On March 4, 2021, the agreement with Maersk was amended whereby all future costs pertaining to the use of the marine vessel would be paid in cash rather than through issuance of the Common Shares of the Company. The amended agreement is in place until early 2022, at which point the parties will finalize the potential offshore engagement beyond 2022.

8.      On March 4, 2021, the Company granted 4,973,237 incentive stock options to certain employees, directors and consultants under the Company’s short-term incentive payment plan (the “STIP”), as well as 8,450,000 incentive stock options to the same individuals under its long-term incentive plan (the “LTIP”).

The stock options granted under the STIP expire on June 1, 2028, have and exercise prices ranging between $0.75 per share and $3.60 per share, and have vesting periods to a maximum of three years.

The stock options granted under the LTIP have an exercise price of $0.75 per share and expire on June 1, 2028. These options vest based on performance conditions as follows: 25% when the Company’s market capitalization equals $3 billion, 35% when the Company’s market capitalization equals $6 billion, 20% upon the date the ISA grants an exploitation contract to the Company, and 20% upon the commencement of commercial production following the grant of the exploitation contract.

9.      On March 4, 2021, DeepGreen entered into an amended agreement with Allseas (the “Amendment # 3”) whereby, upon successful completion of the Business Combination, instead of issuing 10 million Common Shares to Allseas in connection with the PMTS, DeepGreen issued to Allseas a warrant to acquire 10 million DeepGreen Common Shares at a nominal value (the “Allseas Warrant”). The Allseas Warrant will vest and become exercisable upon successful completion of the PMTS and will expire on September 30, 2026. There are vesting conditions associated with the Allseas Warrant whereby a maximum of 10 million DeepGreen Common Shares would be issued if the PMTS is completed by September 30, 2023, gradually decreasing to 5 million DeepGreen Common Shares if PMTS is completed after September 30, 2025.

The Allseas Warrant will be assumed by SOAC at the closing of the Business Combination to become a warrant to purchase The Metals Company (“TMC”) common shares, adjusted for the exchange ratio for the transaction. If the market price of the TMC common shares on June 1, 2022 is higher than $15 per share (as adjusted based on the exchange ratio for the closing of the Business Combination), the aggregate value of the shares underlying the warrant above $150 million as at June 1, 2022 will automatically become a commercial credit from Allseas to TMC equal to the excess value. This commercial credit will be effective on the vesting date of the Allseas Warrant and the Company will be able to exchange this excess value for any future goods and services from Allseas under the nodule collection and shipping contract for one year after commercial production.

The cash payment of $30 million in the original agreement was also amended to be paid as follows, provided that the Business Combination is completed:

•        $10 million on June 30, 2021 with Allseas providing confirmation of placing an order of certain equipment and demonstrating certain progress on construction of the collector vehicle;

•        $10 million on the later of (i) January 1, 2022, and (ii) confirmation of successful collection of the North Sea test; and

•        $10 million upon successful completion of the PMTS.

The Amendment # 3 is not effective until the successful completion of the Business Combination. If the Business Combination is not consummated, the Allseas Warrant shall be cancelled and the rights and obligations set forth in Amendment # 3 shall not take effect and the rights and obligations under the arrangements with Allseas as in effect prior to the execution of Amendment # 3 shall continue in effect unless otherwise amended.